Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 20, 2023
IfrsStatementLineItems [Line Items]
Remaining lease terms	5 years
Interest rate	5.00%		12.00%
Modification of lease	$ 89,042
Additions to right of use assets	46,120
Gain on lease modification	42,922
Gain on lease modification hyperinflation	46,602
Short-term leases	$ 48,356	$ 33,743
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest rate	35.00%